Statements Of Changes In Trust Capital - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Trust capital, Beginning		$ 159,810,538	$ 174,548,246		$ 211,845,564
Subscriptions		3,643,310	7,581,944		7,363,758
Redemptions		(28,856,457)	(29,042,462)		(40,393,550)
Additional units allocated	[1]
Net income (loss) before profit share to Managing Owner		(20,426,698)	6,722,810		(4,267,526)
Profit share to Managing Owner:			(348,815)		(68,133)
Net income (loss) after profit share to Managing Owner		(20,426,698)	6,373,995		(4,335,659)
Transfer Of New Profit Memo Account to Managing Owner
Trust capital, Ending		114,170,693	159,810,538		174,548,246
Series 1 Unitholders [Member]
Trust capital, Beginning		$ 107,565,649	$ 130,410,857		$ 169,927,843
Trust capital, units, Beginning		88,422.039	110,008.795		139,480.782
Subscriptions
Subscriptions, units
Redemptions		$ (16,269,681)	$ (25,936,920)		$ (34,246,955)
Redemptions, units		(15,741.804)	(21,900.219)		(29,835.833)
Additional units allocated	[1]
Additional units allocated, units	[1]	279.198	313.463		363.846
Profit share to Managing Owner:
Net income (loss) after profit share to Managing Owner		$ (14,761,156)	$ 3,091,712		$ (5,270,031)
Managing Owner's profit share, units
Transfer Of New Profit Memo Account to Managing Owner
Transfer Of New Profit Memo Account to Managing Owner, units
Trust capital, Ending		$ 76,534,812	$ 107,565,649		$ 130,410,857
Trust capital, units, Ending		72,959.433	88,422.039		110,008.795
Managing Owner's allocation:
Net asset value per unit outstanding		$ 1,049.01	$ 1,216.50		$ 1,185.46
Series 3 Unitholders [Member]
Trust capital, Beginning		$ 34,128,621	$ 31,842,823		$ 31,616,309
Trust capital, units, Beginning		19,430.353	19,251.321		19,430.096
Subscriptions		$ 1,353,000	$ 2,815,000		$ 5,771,850
Subscriptions, units		794.391	1,674.382		3,681.151
Redemptions		$ (9,780,897)	$ (2,532,676)		$ (6,030,054)
Redemptions, units		(6,467.937)	(1,495.350)		(3,859.926)
Additional units allocated	[1]
Additional units allocated, units	[1]
Profit share to Managing Owner:
Net income (loss) after profit share to Managing Owner		$ (3,979,090)	$ 2,003,474		$ 484,718
Managing Owner's profit share, units
Transfer Of New Profit Memo Account to Managing Owner
Transfer Of New Profit Memo Account to Managing Owner, units
Trust capital, Ending		$ 21,721,634	$ 34,128,621		$ 31,842,823
Trust capital, units, Ending		13,756.807	19,430.353		19,251.321
Managing Owner's allocation:
Net asset value per unit outstanding		$ 1,578.97	$ 1,756.46		$ 1,654.06	[2]
Series 4 Unitholders [Member]
Trust capital, Beginning		$ 9,261,037	$ 7,485,965		$ 6,558,797
Trust capital, units, Beginning		4,104.713	3,619.144		3,286.212
Subscriptions		$ 769,695	$ 1,022,335		$ 708,729
Subscriptions, units		352.551	488.208		358.793
Redemptions		$ (963,063)	$ (5,643)		$ (48,408)
Redemptions, units		(473.926)	(2.639)		(25.861)
Additional units allocated	[1]
Additional units allocated, units	[1]
Profit share to Managing Owner:
Net income (loss) after profit share to Managing Owner		$ (845,877)	$ 758,380		$ 266,847
Managing Owner's profit share, units
Transfer Of New Profit Memo Account to Managing Owner
Transfer Of New Profit Memo Account to Managing Owner, units
Trust capital, Ending		$ 8,221,792	$ 9,261,037		$ 7,485,965
Trust capital, units, Ending		3,983.338	4,104.713		3,619.144
Managing Owner's allocation:
Net asset value per unit outstanding		$ 2,064.05	$ 2,256.20		$ 2,068.44
Series 5 Unitholders [Member]
Trust capital, Beginning		$ 4,624,421	$ 929,881
Trust capital, units, Beginning		2,759.746	584.994
Subscriptions		$ 1,520,615	$ 3,744,609		$ 883,179
Subscriptions, units		976.226	2,304.841		584.994
Redemptions		$ (642,816)	$ (218,140)
Redemptions, units		(446.902)	(130.089)
Additional units allocated	[1]
Net income (loss) before profit share to Managing Owner					46,702
Profit share to Managing Owner:
Net income (loss) after profit share to Managing Owner		(584,832)	168,071
Transfer Of New Profit Memo Account to Managing Owner
Trust capital, Ending		$ 4,917,388	$ 4,624,421		$ 929,881
Trust capital, units, Ending		3,289.070	2,759.746		584.994
Managing Owner's allocation:
Net asset value per unit outstanding		$ 1,495.07	$ 1,675.67	[3]	$ 1,589.56	[3]
New Profit Memo Account [Member]
Trust capital, Beginning
Trust capital, units, Beginning
Subscriptions
Subscriptions, units
Redemptions
Redemptions, units
Additional units allocated	[1]
Additional units allocated, units	[1]		0.151
Profit share to Managing Owner:			$ (348,815)		$ (68,133)
Net income (loss) after profit share to Managing Owner			$ 268
Managing Owner's profit share, units			286.957		57.474
Transfer Of New Profit Memo Account to Managing Owner			$ (349,083)		$ (68,133)
Transfer Of New Profit Memo Account to Managing Owner, units			(287.108)		(57.474)
Trust capital, Ending
Trust capital, units, Ending
Managing Owner [Member]
Trust capital, Beginning		$ 4,230,810	$ 3,878,720		$ 3,742,615
Trust capital, units, Beginning		3,477.855	3,271.911		3,072.023
Subscriptions
Subscriptions, units
Redemptions		$ (1,200,000)	$ (349,083)		$ (68,133)
Redemptions, units		(989.238)	(287.108)		(57.474)
Additional units allocated	[1]
Additional units allocated, units	[1]	156.798	205.944		199.888
Profit share to Managing Owner:
Net income (loss) after profit share to Managing Owner		$ (255,743)	$ 352,090		$ 136,105
Managing Owner's profit share, units
Transfer Of New Profit Memo Account to Managing Owner			$ 349,083		$ 68,133
Transfer Of New Profit Memo Account to Managing Owner, units			287.108		57.474
Trust capital, Ending		$ 2,775,067	$ 4,230,810		$ 3,878,720
Trust capital, units, Ending		2,645.415	3,477.855		3,271.911

[1]	Additional units are issued to Series 1 Unitholders who are charged less than a 7.0% brokerage fee and the Managing
[2]	For the eight months ended August 31, 2017, date of full redemption.
[3]	Series 5 Units were first issued on April 1, 2018.